BT INVESTMENT FUNDS
                               6 ST. JAMES AVENUE
                          BOSTON, MASSACHUSETTS 02116
                                 (617) 423-0800

                                                               November 15, 1995

Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

     RE: RULE 24F-2 NOTICE FOR BT INVESTMENT FUNDS WITH RESPECT TO PACIFIC BASIN EQUITY FUND, LATIN AMERICAN EQUITY FUND, SMALL CAP FUND, GLOBAL HIGH YIELD SECURITIES FUND, INTERNATIONAL EQUITY FUND, AND CAPITAL APPRECIATION FUND (REGISTRATION STATEMENT FILE NO. 33-7404)

Ladies and Gentlemen:

     The purpose of this letter is to notify the Commission within two months of the end of the Registrant's fiscal year of the number of Registrant's shares sold during the last fiscal year which are to be registered pursuant to Rule 24f-2 and to pay the appropriate registration fee.


         The information required by the above-referenced rule is as follows:

1. This "Rule 24f-2 Notice" is being filed for the fiscal year ending September 30, 1995 ("Fiscal Year").

2. No shares of the capital stock of the Registrant were registered during the Fiscal Year, other than pursuant to Rule 24f-2.

3. 14,230,315 shares of the capital stock of the Registrant were sold during the Fiscal year.

4. All 14,230,315 shares of the capital stock of the Registrant were sold during the Fiscal Year in reliance upon the Declaration of the Registrant of an indefinite amount of securities under Rule 24f-2 ("24f-2 Declaration").

5. Attached to this Rule 24f-2 Notice, and made part hereof, is an opinion of counsel indicating that the securities, the registration of which the Notice makes definite in number, were legally issued, fully paid, and non-assessable.



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Division of Investment Management
Securities and Exchange Commission
November 15, 1995
Page 2

6. In accordance with subsection (c) of Rule 24f-2, the actual aggregate sales price used to calculate the required filing fee is $19,037.96. The fee computation is based upon the actual aggregate sale price for which such securities were sold during the Fiscal Year, reduced by the difference between:

(1) The actual aggregate redemption price of the shares redeemed by the Registrant during the Fiscal Year, and

(2)      The  actual   aggregate   redemption  price  of  such  redeemed  shares
         previously applied by the Registrant pursuant to 24e-2(a) in the filings made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.

         Aggregate Sale Price for Shares Sold During Fiscal
         Year in Reliance Upon the 24f-2 Declaration for

         Pacific Basin Equity Fund                                $12,685,645
         Latin American Equity Fund                                18,486,926
         Small Cap Fund                                            90,112,541
         Global High Yield Securities Fund                         18,303,164
         International Equity Fund                                 35,856,451
         Capital Appreciation Fund                                 12,626,445
                                                                   ----------
                                                                  188,071,172
         Reduced by the difference Between

         (1)      Aggregate Redemption Price of
                  Shares Redeemed During the Fiscal
                  Year for

         Pacific Basin Equity Fund                                 $11,811,813
         Latin American Equity Fund                                 19,586,772
         Small Cap Fund                                             18,568,384
         Global High Yield Securities Fund                          10,128,669
         International Equity Fund                                  18,711,160
         Capital Appreciation Fund                                  14,074,566
                                                                    ----------
                                                                    92,881,364
         and,
         (2)      Aggregate Redemption Price of Redeemed
                  Shares Previously Applied by Registrant Pursuant
                  to 24e-2(a) Filings Made Pursuant to Section
                   24(e)(1) of Investment Company Act of 1940.     $ -0-

         Equals                                                    $95,189,808.


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Division of Investment Management
Securities and Exchange Commission
November 15, 1995
Page 3




7. Enclosed please find an opinion of counsel. The amount payable to the Securities and Exchange Commission, $19,037.96 was wired to Account No. 910-8739 at Mellon Bank with reference "24f-2 filing, 33-7404". The fee has been calculated as follows:

                  $95,189,808 / 5000 = $19,037.96


                                            Very truly yours,

                                            BT INVESTMENT FUNDS


                                            By:      /s/JAMES S. LELKO, JR.
                                                     James S. Lelko, Jr.
                                                     Assistant Treasurer
























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                               6 ST. JAMES AVENUE
                                  NINTH FLOOR
                          BOSTON, MASSACHUSETTS 02116
                                 (617) 423-0800



                                                              November 15, 1995


BT Investment Funds
6 St. James Avenue
Boston, Massachusetts 02116

Ladies and Gentlemen:

RE:      RULE 24F-2 NOTICE FOR BT INVESTMENT FUNDS
         FOR THE YEAR ENDED SEPTEMBER 30, 1995.


         This opinion is being furnished in connection with the registration, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended (the "1940 Act"), of an indefinite number of Shares of Beneficial Interest (par value $0.001 per share) (the "Shares") of Pacific Basin Equity Fund, Latin American Equity Fund, Small Cap Fund, Global High Yield Securities Fund, International Equity Fund, and Capital Appreciation Fund, (the "Funds"), series of BT Investment Funds, a Massachusetts business trust (the "Trust"), under the Securities Act of 1933, as amended (the "1933 Act"). I understand that the Trust proposes to file a notice (the "Notice") with the Securities and Exchange Commission (the "Commission") with respect to the Trust's fiscal year ended September 30,1995, pursuant to such Rule 24f-2 under the 1940 Act. This opinion is being furnished with a view to your filing it with the Commission in conjunction with the filing of the Notice.

         This opinion is limited solely to the laws of the Commonwealth of Massachusetts as applied by courts in such Commonwealth. This opinion is limited solely to the Shares of the Trust as of the fiscal year ended September 30, 1995 as reflected in the Notice. I understand that the foregoing limitation is acceptable to you.

         Based upon and subject to the foregoing, please be advised that it is my opinion that the Shares covered by the Notice were legally issued and (to the extent still outstanding) are fully paid and non-assessable, except that, as set forth in the Trust's registration statement as currently in effect filed with the Commission pursuant to the 1933 Act, shareholders of the Trust may under certain circumstances be held personally liable for its obligations.

                                                             Very truly yours,

                                                          /s/PHILIP W. COODIDGE
                                                             Philip W. Coolidge